Related Party License Agreement	9 Months Ended
Sep. 30, 2014
Related Party License Agreement
4.	Related Party License Agreement

In September 2012, we entered into three license agreements with Amgen for the development, manufacturing, use and distribution of products using certain proprietary compounds. Under the terms of these agreements, we paid $250,000 and issued 5,538,462 shares of Series A-1 convertible preferred stock (615,384 shares effect giving effect to the Recapitalization) to Amgen. As described further in Note 5, we may also be required to make additional payments to Amgen based upon the achievement of specified development, regulatory, and commercial milestones, as well as mid-single-digit percentage royalties on future sales of products resulting from development of this purchased technology, if any. These agreements expire at the end of all royalty obligations to Amgen and, upon expiration, the licenses will be fully paid, royalty-free, irrevocable and non-exclusive.

The license agreements with Amgen did not provide for the acquisition of employees, facilities or ongoing services and we determined that the acquired license rights did not constitute an acquisition of a business. As the licensed compounds are in an early stage of development, and the underlying technology has no alternative future uses, the $3,018,000 total of the upfront payment of $250,000 and the $2,768,000 value of the Series A-1 convertible preferred stock issuable under the agreements was recorded as acquired in-process research and development expense in our combined statements of operations and comprehensive loss for the period from August 22, 2012 (inception) to December 31, 2012. Milestones and royalties are contingent upon future events and will be recorded as expense when it is probable that the milestones will be achieved and we can reasonably estimate payment amounts.

In 2012, we issued 3,531,774 shares of Series A-1 convertible preferred stock valued at $1,765,000 to Amgen and recorded a liability of $1,003,000 for the value of the remaining 2,006,688 shares of Series A-1 convertible preferred stock that we were obligated to issue to Amgen. These shares were issued in January and March 2013.

In 2013, Amgen purchased 5,653,059 shares of Series B convertible preferred stock for $5,000,000. At December 31, 2013, Amgen owns 9.8% of our outstanding voting capital stock on a combined basis. Amgen does not have any rights to participate in our product candidates’ development and is not represented on our boards of directors.

During 2013, we purchased additional clinical supplies for a total purchase price of $552,772 from Amgen, which was recorded as research and development costs paid to Amgen in 2013.

During the nine months ended September 30, 2013, we made no purchases from Amgen. During the nine months ended September 30, 2014, we purchased clinical services totalling $66,000 and made a milestone payment of $1,000,000 to Amgen. Both payments were recorded as research and development costs paid to Amgen for the nine months ended September 30, 2014.

Exclusive Option Agreement

In September 2014, we entered into an exclusive option agreement with Memorial Sloan Kettering Cancer Center (“MSK”) under which we have the right to license (pursuant to a negotiated form of license agreement) the exclusive worldwide rights to the three clinical stage T-cell programs of MSK. The initial option period is for 12 months, with extensions available to extend the term up to 27 months at the option of Atara. Under the terms of the option agreement, we are obligated to use reasonable efforts to prepare a request to be submitted to the US Food and Drug Administration (the “FDA”) regarding a meeting to discuss pivotal trials for one of the clinical stage T-cell programs. In exchange for the exclusive option, we paid MSK $1,250,000 in cash and issued 59,761 shares of our common stock to MSK. We estimated the fair value of the common stock issued to MSK to be $750,000. This total of $2,000,000 was recorded as research and development expense in our condensed combined and consolidated statement of operations and comprehensive loss in the third quarter of 2014. We will be obligated to pay MSK an additional amount up to $630,000 if we extend the option period.

If we extend the option and enter into the license agreement with MSK, we will be obligated under the license agreement to pay to MSK an upfront cash payment of $4.5 million and additional payments of up to $33.0 million based on a license fee and achievement of specified development, regulatory and sales-related milestones, and to make royalty payments based on sales of the T-cell programs.